CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share capital	Additional paid-in capital	Contributed surplus	Accumulated other comprehensive loss	Accumulated other comprehensive loss – associated companies	Retained earnings
Balance, at beginning of year at Dec. 31, 2011	$ 857,091	$ 79,125	$ 61,670	$ 548,354	$ (62,004)	$ (24,737)	$ 254,683
Balance, at beginning of year (in shares) at Dec. 31, 2011	79,125,000	79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued	89,596	6,100	83,496
Shares issued (in shares)	6,100,000	6,100,000
Payments in lieu of issuing shares	(1,477)		(1,477)
Amortization of stock based compensation	569		569
Equity component of convertible bond issuance, net	0		0
Amortization of deferred equity contributions	13,018			13,018
(Gain)/loss on hedging financial instruments reclassified into earnings	27				27
Fair value adjustments to hedging financial instruments in associated companies	19,561					19,561
Fair value adjustments to hedging financial instruments	(18,407)				(18,407)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	896				896
Other items of comprehensive (loss)/income	67				67
Net income	185,836						185,836
Dividends declared	(152,009)						(152,009)
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	(80,039)
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	569
Accumulated Other Comprehensive Income (Loss), Other Items Adjustment, Net of Tax	49
Accumulated other comprehensive loss	(79,421)
Balance, at end of year at Dec. 31, 2012	994,768	85,225	144,258	561,372	(79,421)	(5,176)	288,510
Balance, at end of year (in shares) at Dec. 31, 2012	85,225,000	85,225,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued	128,915	8,035	120,880
Shares issued (in shares)	8,035,000	8,035,000
Payments in lieu of issuing shares	(448)		(448)
Amortization of stock based compensation	220		220
Equity component of convertible bond issuance, net	20,722		20,722
Amortization of deferred equity contributions	20,197			20,197
(Gain)/loss on hedging financial instruments reclassified into earnings	2,102				2,102
Fair value adjustments to hedging financial instruments in associated companies	2,897					2,897
Fair value adjustments to hedging financial instruments	41,827				41,827
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	699				699
Other items of comprehensive (loss)/income	(58)				(58)
Net income	89,206						89,206
Dividends declared	(109,114)						(109,114)
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	(36,110)
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	1,268
Accumulated Other Comprehensive Income (Loss), Other Items Adjustment, Net of Tax	(9)
Accumulated other comprehensive loss	(34,851)
Balance, at end of year at Dec. 31, 2013	1,191,933	93,260	285,632	581,569	(34,851)	(2,279)	268,602
Balance, at end of year (in shares) at Dec. 31, 2013	93,260,000	93,260,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued	927	144	783
Shares issued (in shares)	144,000	144,000
Payments in lieu of issuing shares	(1,196)		(1,196)
Amortization of stock based compensation	29		29
Equity component of convertible bond issuance, net	0		0
Amortization of deferred equity contributions	4,520			4,520
(Gain)/loss on hedging financial instruments reclassified into earnings	(4,504)				(4,504)
Fair value adjustments to hedging financial instruments in associated companies	(5)					(5)
Fair value adjustments to hedging financial instruments	(351)				(351)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(8,355)				(8,355)
Other items of comprehensive (loss)/income	(179)				(179)
Net income	122,815						122,815
Dividends declared	(152,142)						(152,142)
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	(40,965)
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(7,087)
Accumulated Other Comprehensive Income (Loss), Other Items Adjustment, Net of Tax	(188)
Accumulated other comprehensive loss	(48,240)
Balance, at end of year at Dec. 31, 2014	$ 1,153,492	$ 93,404	$ 285,248	$ 586,089	$ (48,240)	$ (2,284)	$ 239,275
Balance, at end of year (in shares) at Dec. 31, 2014	93,404,000	93,404,000